Cover	Nov. 18, 2021
Cover [Abstract]
Entity Registrant Name	Dynatronics Corporation
Entity Central Index Key	0000720875
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 18, 2021
Entity File Number	0-12697
Entity Incorporation State Country Code	UT
Entity Tax Identification Number	87-0398434
Entity Address Address Line 1	1200 Trapp Rd
Entity Address City Or Town	Eagan
Entity Address State Or Province	MN
Entity Address Postal Zip Code	55121
City Area Code	801
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	568-7000
Security 12b Title	Common stock, no par value
Trading Symbol	DYNT
Security Exchange Name	NASDAQ